SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Revenue	$ 74,779	$ 92,965	$ 101,980
Clinical Laboratory Member
Disclosure of products and services [line items]
Revenue	58,294	74,700	84,280
Clinical laboratory services [Member]
Disclosure of products and services [line items]
Revenue	7,272	7,928	8,485
Point-of-Care [Member]
Disclosure of products and services [line items]
Revenue	$ 9,213	$ 10,337	$ 9,215